Income Taxes (Detail) - Reconciliation of income taxes at the Federal statutory tax rate (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Income tax benefit at U.S. Federal statutory income tax rate (in Dollars)	$ (1,446,000)	$ (2,305,000)
Income tax benefit at U.S. Federal statutory income tax rate	(34.00%)	(34.00%)
State income taxes (in Dollars)	(2,000)	(4,000)
State income taxes	(0.06%)	(0.06%)
Permanent differences (in Dollars)	8,000	10,000
Permanent differences	0.19%	0.15%
Credits (in Dollars)	(63,000)	(89,000)
Credits	(1.48%)	(1.31%)
Expiring net operating losses, credits and other (in Dollars)	2,527,000	7,444,000
Expiring net operating losses, credits and other	59.44%	109.83%
Foreign rate difference on impairment (in Dollars)		587,000
Foreign rate difference on impairment		8.65%
Foreign withholding tax (in Dollars)		600,000
Foreign withholding tax		8.85%
Change in valuation allowance (in Dollars)	(1,024,000)	(5,643,000)
Change in valuation allowance	(24.09%)	(83.26%)
Income tax provision (in Dollars)		$ 600,000
Income tax provision	0.00%	8.85%